Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Future minimum commitments under non-cancellable agreements
2020	¥ 40,177
2021	10,110
2022	3,584
2023	542
2024 and thereafter	2,338
Total	56,751
Property Management Costs
Future minimum commitments under non-cancellable agreements
2020	8,608
2021	6,251
2022	2,838
Total	17,697
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2020	5,268
2021	307
2022	52
Total	5,627
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2020	3,780
2021	2,000
Total	5,780
Content Purchases
Future minimum commitments under non-cancellable agreements
2020	18,893
2021	1,003
2022	634
2023	542
2024 and thereafter	2,328
Total	23,400
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2020	677
2021	487
Total	1,164
Others
Future minimum commitments under non-cancellable agreements
2020	2,951
2021	62
2022	60
2024 and thereafter	10
Total	¥ 3,083